Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 14, 2012
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 14, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 14, 2012
Prospectus Date	rr_ProspectusDate	Feb 29, 2012

High Yield Fund I (Prospectus Summary): | High Yield Fund I
High Yield Fund I

Supplement dated December 14, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, April 9, 2012, April 20, 2012, June 15, 2012, July 17, 2012,

September 14, 2012, November 13, 2012, and November 27, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Principal Investment Strategies

Effective March 1, 2013, delete the first sentence under the Principal Investment Strategies and substitute:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds (sometimes called ���high yield bonds��� or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
High Yield Fund I (Prospectus Summary): | High Yield Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	High Yield Fund I
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated December 14, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, April 9, 2012, April 20, 2012, June 15, 2012, July 17, 2012,

September 14, 2012, November 13, 2012, and November 27, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Effective March 1, 2013, delete the first sentence under the Principal Investment Strategies and substitute:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds (sometimes called ���high yield bonds��� or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade).

High Yield Fund I | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYHIX

High Yield Fund (Prospectus Summary): | High Yield Fund
High Yield Fund

Supplement dated December 14, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, April 9, 2012, April 20, 2012, June 15, 2012, July 17, 2012,

September 14, 2012, November 13, 2012, and November 27, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Principal Investment Strategies

Effective March 1, 2013, delete the first sentence under the Principal Investment Strategies and substitute:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds (sometimes called ���high yield bonds��� or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
High Yield Fund (Prospectus Summary): | High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	High Yield Fund
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated December 14, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, April 9, 2012, April 20, 2012, June 15, 2012, July 17, 2012,

September 14, 2012, November 13, 2012, and November 27, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Effective March 1, 2013, delete the first sentence under the Principal Investment Strategies and substitute:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds (sometimes called ���high yield bonds��� or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade).

High Yield Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHYTX